LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Computation Of Diluted Shares Outstanding
Thousands of securities	June 30, 2022	June 30, 2021
Stock options (Note 13)	5,407	4,202
Warrants (Note 14)	7,388	9,295
JustCBD potential additional shares to settle contingent consideration (Note 8)	13,141	-
Total anti-dilutive	25,936	13,497